Risk and Capital Management - Summary of Risk-Weighted Assets of Market Risk (RWAMINT) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
Maximum saving possibility of standard model	20.00%